Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 42,273,000	$ 43,539,303
Trade and other receivables	3,029,284	1,545,658
Claims receivable	32,835	516,403
Inventories (Note 4)	3,152,407	2,416,108
Advances and prepayments	435,226	628,623
Restricted cash	7,340,655	6,954,363
Vessel held for sale (Note 6)		921,285
Total current assets	56,263,407	56,521,743
Non current assets
Advances for vessels under construction and acquisitions (Note 5)	19,321,045	22,347,811
Vessels, net (Note 6)	634,634,671	613,832,973
Other receivables	224,422
Restricted cash	1,300,000	1,300,000
Deferred finance charges, net of accumulated amortization of $1,374,020 and $1,786,158 (Note 7)	1,295,486	1,707,624
Total non current assets	656,775,624	639,188,408
Total assets	713,039,031	695,710,151
Current liabilities
Payable to related party (Note 3)	7,288,899	7,874,990
Trade accounts payable	5,927,526	6,453,807
Accrued liabilities (Note 8)	2,855,170	4,749,162
Customer deposits	280,000	275,000
Deferred income (Note 9)	3,129,671	2,789,186
Fair value of derivatives (Note 11)	539,904
Current portion of long-term debt (Note 10)	35,787,544	33,166,887
Current portion of long-term debt associated with vessel held for sale (Note 6)		791,823
Total current liabilities	55,808,714	56,100,855
Non current liabilities
Fair value of derivatives (Note 11)	5,409,337	9,401,798
Other non current liabilities	222,770
Long-term debt (Note 10)	309,564,768	317,109,471
Total non current liabilities	315,196,875	326,511,269
Total liabilities	371,005,589	382,612,124
Capital stock
5,000,000 preferred shares authorized and zero outstanding with a par value of $0.01 per share, 100,000,000 common shares authorized 21,104,881 shares issued and 20,552,568 shares outstanding at December 31, 2011 and 21,179,642 shares issued and 20,627,329 shares outstanding at December 31, 2012 with a par value of $0.01 per share (Note 12)	206,273	205,526
Additional paid-in capital (Note 12)	275,792,164	275,761,643
Retained earnings	66,016,627	37,058,140
Accumulated other comprehensive income	18,378	72,718
Total stockholders’ equity	342,033,442	313,098,027
Total liabilities and stockholders’ equity	$ 713,039,031	$ 695,710,151